Borrowings (Tables)	12 Months Ended
Jun. 30, 2026
Schedule Of Borrowings
Schedule of borrowings

	2026	2026	2025
	US$	S$	S$

Current:
- Lease liabilities	2,079,887	2,691,582	2,059,748
- Bank borrowings	1,989,904	2,575,135	-
	4,069,791	5,266,717	2,121,119

Non-current:
- Lease liabilities	2,619,525	3,389,927	2,956,727
	2,619,525	3,389,927	2,956,727
	6,689,316	8,656,644	5,077,846

Schedule of breakdown borrowings

	2026	2026	2025
	US$	S$	S$

Term loan #1	-	-	-
Term loan #2	-	-	-
Term loan #3	-	-	-
Term loan #4	-	-	-
Term loan #6	-	-	-
Term loan #7	-	-	-
Term loan #9	-	-	-
Term loan #10	-	-	-
Term loan #11	-	-	-
Term loan #12	-	-	-
Term loan #13	1,989,904	2,575,135	-
	1,989,904	2,575,135	-

Schedule of details borrowings

The details of borrowings are as follows:

Term loan	Facility amount		Effective interest rate	Maturity date
			% p.a.

Term loan #1	S$	600,000	2.50%	October 2025
Term loan #2	S$	1,000,000	2.75%	October 2025
Term loan #3	S$	600,000	2.75%	November 2025
Term loan #4	S$	700,000	2.50%	November 2025
Term loan #6	S$	1,400,000	2.25%	April 2026
Term loan #7	S$	1,000,000	2.75%	October 2025
Term loan #9	S$	850,000	2.25%	April 2026
Term loan #10	S$	600,000	2.75%	November 2025
	S$	1,000,000	3.00%	November 2025
	S$	500,000	2.50%	March 2026
	S$	529,890	1.53%	December 2035
	S$	501,670	1.53%	December 2035
Term loan #11	S$	400,000	2.25%	January 2026
	S$	1,500,000	2.50%	December 2025
Term loan #12	S$	4,000,000	4.30%	One-month term, upon maturity
Term loan #13	S$	3,000,000	9.35%	November 2028

Schedule of reconciliation of liabilities arising from financing activities

A reconciliation of liabilities arising from financing activities is as follows:

	Beginning		Proceed	Non-cash changes
	of financial year	Cash flows	from bank borrowings	Addition	Accretion of interests	Other	Fair value reserve	End of financial year
	US$	US$	US$	US$	US$	US$	US$	US$

June 30, 2026
Liabilities
Lease liabilities	3,923,844	(2,263,643)	-	3,222,725	30,808	(214,321)	-	4,699,413
Bank borrowings	-	(328,310)	2,318,213	-	-	-	-	1,989,903

	3,923,844	(2,591,953)	2,318,213	3,222,725	30,808	(214,321)	-	6,689,316

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025

15.	Borrowings (Continued)

	Beginning		Proceed	Non-cash changes
	of financial year	Cash flows	from bank borrowings	Addition	Accretion of interests	Other	Fair value reserve	End of financial year
	S$	S$	S$	S$	S$	S$	S$	S$

June 30, 2026
Liabilities
Lease liabilities	5,077,846	(2,929,380)	-	4,170,528	39,869	(277,354)	-	6,081,509
Bank borrowings	-	(424,865)	3,000,000	-	-	-	-	2,575,135

	5,077,846	(3,354,245)	3,000,000	4,170,528	39,869	(277,354)	-	8,656,644

June 30, 2025
Liabilities
Bank overdraft	-	-	61,371	-	-	-	-	61,371
Lease liabilities
- Current	28,500	(1,096,308)	-	4,524,209	114,966	(1,511,619)	-	2,059,748
- Non-current	-	-	-	-	-	50,087	2,906,640	2,956,727
Bank borrowings
- Current	2,677,856	(6,766,838)	4,000,000	-	88,982	-	-	-
- Non-current	1,583,434	(1,583,434)	-	-	-	-		-

	4,289,790	(9,446,580)	4,061,371	4,524,209	203,948	(1,461,532)	2,906,640	5,077,846